Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair value measurements
Schedule of liabilities measured on recurring basis

		December 31,
(in thousands)	Level	2021
Earnout liability	3	$5,211
Warrant liability – Public Warrants	1	$39,614
Warrant liability – Private Placement Warrants	3	$8,847

Schedule of changes in the fair value of warrant and earnout liabilities

	Private Placement Warrant	Earnout
(in thousands)	Liability	Liability
Fair value as of December 31, 2020	$—	$—
Liability recognized due to the CRIS Business Combination	35,654	18,278
Transfer to Level 1	(7,065)	—
Liability settled through equity	—	(10,853)
Change in fair value of liability	(19,742)	(2,214)
Fair value as of December 31, 2021	$8,847	$5,211